CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts payable, due to related party	$ 147	$ 93
Outstanding accrued expenses and remaining undiscounted payments, related parties	5,664	109
Notes payable, due to related party	16,523	18,936
Other long-term liabilities, due to related party	$ 2,416	$ 7,457
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	19,957,625	19,957,625
Temporary equity, shares issued		18,446,525
Temporary equity, shares outstanding		18,446,525
Redeemable convertible preferred stock, aggregate liquidation preference		$ 257,424
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	125,961,571
Common stock, shares issued	6,248,192
Common stock, shares outstanding	6,248,192
Previously Reported
Common stock, shares authorized	48,595,723	48,595,723
Common stock, shares issued	2,410,552	2,155,490
Common stock, shares outstanding	2,410,552	2,155,490
Series A-1
Redeemable convertible preferred stock, shares authorized	1,711,755	1,711,755
Redeemable convertible preferred stock, shares designated	1,711,755	1,711,755
Temporary equity, shares issued	1,689,193	1,636,971
Temporary equity, shares outstanding	1,689,193	1,636,971
Redeemable convertible preferred stock, aggregate liquidation preference	$ 7,505	$ 7,273
Series A-2
Redeemable convertible preferred stock, shares authorized	1,161,254	1,161,254
Redeemable convertible preferred stock, shares designated	1,161,254	1,161,254
Temporary equity, shares issued	1,161,254	1,161,254
Temporary equity, shares outstanding	1,161,254	1,161,254
Redeemable convertible preferred stock, aggregate liquidation preference	$ 3,030	$ 3,030
Series A3 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, shares authorized	1,730,874	1,730,874
Redeemable convertible preferred stock, shares designated	1,730,874	1,730,874
Temporary equity, shares issued	1,730,874	1,492,685
Temporary equity, shares outstanding	1,730,874	1,492,685
Redeemable convertible preferred stock, aggregate liquidation preference	$ 5,188	$ 4,474
Series A4 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, shares authorized	2,159,022	2,159,022
Redeemable convertible preferred stock, shares designated	2,159,022	2,159,022
Temporary equity, shares issued	1,450,529	1,450,529
Temporary equity, shares outstanding	1,450,529	1,450,529
Redeemable convertible preferred stock, aggregate liquidation preference	$ 5,473	$ 5,473
Series A-5
Redeemable convertible preferred stock, shares authorized	1,977,114	1,977,114
Redeemable convertible preferred stock, shares designated	1,977,114	1,977,114
Temporary equity, shares issued	1,977,114	1,977,114
Temporary equity, shares outstanding	1,977,114	1,977,114
Redeemable convertible preferred stock, aggregate liquidation preference	$ 24,536	$ 24,536
Series Growth
Redeemable convertible preferred stock, shares authorized	2,538,274	2,538,274
Redeemable convertible preferred stock, shares designated	2,538,274	2,538,274
Temporary equity, shares issued	2,538,274	2,538,274
Temporary equity, shares outstanding	2,538,274	2,538,274
Redeemable convertible preferred stock, aggregate liquidation preference	$ 31,500	$ 31,500
Series 2 Growth
Redeemable convertible preferred stock, shares authorized	2,370,803	2,370,803
Redeemable convertible preferred stock, shares designated	2,370,803	2,370,803
Temporary equity, shares issued	2,370,803	2,370,803
Temporary equity, shares outstanding	2,370,803	2,370,803
Redeemable convertible preferred stock, aggregate liquidation preference	$ 30,370	$ 30,370
Series 3 Growth
Redeemable convertible preferred stock, shares authorized	6,308,529	6,308,529
Redeemable convertible preferred stock, shares designated	6,308,529	6,308,529
Temporary equity, shares issued	5,818,895	5,818,895
Temporary equity, shares outstanding	5,818,895	5,818,895
Redeemable convertible preferred stock, aggregate liquidation preference	$ 150,768	$ 150,768